Fair Value Measurement (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair Value Measurement [Line Items]
Impairment loss on goodwill				¥ 16,991
Impairment loss on intangible assets				8,808
Impairment losses on ROU assets				16,991
Impairment losses on property and equipment	¥ 17		774	875
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)	Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)
Share consolidation, description	*The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.	*The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.
Property, Plant and Equipment [Member]
Fair Value Measurement [Line Items]
Impairment losses on ROU assets	¥ 950		¥ 2,510	¥ 13,005